Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations	Business Combinations
On August 18, 2021 the Group acquired 100% of the equity shares of Allcyte, a precision medicine biotechnology company incorporated in Austria. The acquisition allows the group to apply Allcyte’s technology relating to the high content evaluation of individual patient biology in primary tumor tissues to the Group’s target discovery and drug optimization activities. Following the acquisition Allcyte was merged with the Group’s 100% owned subsidiary, Alphaexscientia Beteiligungs GmbH, and the merged entity was renamed as Exscientia GmbH.
Details of the purchase consideration, the net assets acquired and goodwill created are as follows:

£’000
Purchase consideration
Cash paid	19,865
Equity securities issued	13,887
Total purchase consideration	33,752
The assets and liabilities recognised as a result of the acquisition are as follows:

£’000
Pharmacoscopy technology IP (see note 14)	36,078
Property, plant and equipment (see note 15)	373
Right-of-use assets (see note 17)	235
Cash and cash equivalents	1,829
Inventories	177
Trade receivables	176
Other receivables	123
Current tax assets	520
Trade payables	(481)
Loans	(300)
Other payables	(2,843)
Lease liabilities	(220)
Contract liabilities and other advances	(300)
Net deferred tax	(7,502)
Net identifiable assets acquired and liabilities assumed	27,865
plus Goodwill	5,887
33,752
The goodwill is attributable to additional value expected to be derived by the Group from the acquisition, as well as the assembled workforce. None of the goodwill is expected to be deductible for tax purposes.
The fair value of purchase consideration and goodwill balances are provisional pending receipt of final approval of the working capital adjustment relating to the purchase consideration. A net deferred tax liability of £7,502,000 arose on completion of the acquisition which is made up of a deferred tax liability of £8,879,000 in relation to the intangible assets acquired offset by a deferred tax asset of £1,377,000 relating to historical losses incurred by Allcyte prior to the acquisition.
28.Business Combinations (continued)
Revenue and profit contribution
The acquired business contributed revenues of £118,000 and a net loss of £4,535,000 to the Group from the period August 19, 2021 to December 31, 2021. If the acquisition had occurred on January 1, 2021, consolidated revenue and consolidated loss after tax for the year ended December 31, 2021 would have been £439,000 and £7,585,000 higher respectively.
Share clawback
As part of the purchase transaction additional equity securities with a total fair value of £8,074,000 were issued to shareholders of Allcyte who act in management positions of the company. These shares are subject to a clawback period of three years from the acquisition date whereby should said employees leave their positions within the Group within the clawback period the shares will be repurchased by the Group at their then nominal value. The fair value of these securities has been excluded from the purchase consideration in accordance with paragraph B55 of IFRS3 and will be expensed to profit and loss on a systematic basis over the period to which the clawback relates. The total expense recognised within the share based payment charge during the year to December 31, 2021 in relation to these shares in the period is £1,824,000. This expense is included within research and development expenses.
Acquisition-related costs
Acquisition-related costs of £1,197,000 are included in general and administrative expenses in profit and loss.